Cover	Feb. 06, 2023 $ / shares
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	TYSON FOODS, INC.
City Area Code	(479)
Local Phone Number	290-4000
Entity Central Index Key	0000100493
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 West Don Tyson Parkway,
Entity Address, City or Town	Springdale,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
Title of 12(b) Security	Class A Common Stock
Entity Listing, Par Value Per Share	$ 0.10
Trading Symbol	TSN
Security Exchange Name	NYSE
Entity File Number	001-14704
Entity Tax Identification Number	71-0225165
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false